Summary of Significant Accounting Policies (Details) - Schedule of gross amount of goodwill and accumulated impairment losses - Kayser Myanmar [Member] - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2019
Summary of Significant Accounting Policies (Details) - Schedule of gross amount of goodwill and accumulated impairment losses [Line Items]
Gross as of April 1, 2019, March 31, 2020 and 2021	$ 77
Accumulated impairment loss as of April 1, 2019	(77)
Accumulated impairment loss as at March 31, 2020 and 2021	(77)	$ (77)
Net as of March 31, 2020 and 2021